Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000023273 | The St. Joe Co.
Holdings [Line Items]
Percent of Net Asset Value	73.70%
C000023273 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000023273 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000023273 | Imperial Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000023273 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000023273 | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000082377 | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000082377 | Bank OZK
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000082377 | W. R. Berkley Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000082377 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000082377 | CF Industries Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000082377 | Liberty Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000082377 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082377 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082377 | Occidental Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000082377 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.00%